Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	164,090,744	124,539,703
Aggregate fair value of options granted	$ 0	$ 0
Aggregate intrinsic value of stock options exercised	5,300	1,100
Stock-based compensation	$ 476	771
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, grants in period, weighted average grant date fair value	$ 1.78
Weighted-average remaining contractual term of non-vested shares	5 years 1 month 17 days
Fair value of restricted stock awards vested	$ 500	700
Stock-based compensation	0
Unrecognized compensation expense	218,000
RSA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	500	$ 800
Unrecognized compensation expense	$ 800
Unrecognized stock-based compensation recognition period	1 year 10 months 17 days
2008 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	0
2008 Stock Incentive Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	48,033,713
2014 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	4,783,479
2014 Stock Incentive Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	130,759,452